Comprehensive Income (Loss) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Foreign currency translation
Balance at beginning of period		$ (3.6)	$ (2.1)	$ 1.0
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax [Abstract]
Foreign currency translation gain (loss)		4.7	(1.5)	(3.1)
Balance at end of period		1.1	(3.6)	(2.1)
Cash flow hedges
Balance at beginning of period		39.9	(44.8)	(34.5)
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax [Abstract]
Gains (losses) arising in period		(11.5)	56.1	(64.2)
Income tax expense		0.0	6.2	(25.2)
Gains (losses) arising in period, net of tax		(11.5)	49.9	(39.0)
Other Comprehensive Income (Loss), Reclassification Adjustment on Derivatives Included in Net Income, before Tax [Abstract]
Reclassification of losses (gains) to net income (loss)		(6.1)	39.1	47.7
Income tax expense	[1]	0.0	4.3	19.0
Net amount of reclassification of losses (gains) to net income (loss)		(6.1)	34.8	28.7
Total other comprehensive income (loss), (Derivatives Qualifying as Hedges), net of tax		(17.6)	84.7	(10.3)
Balance at end of period		22.3	39.9	(44.8)
Unrealized holding gains (losses) on securities
Balance at beginning of period		0.0	0.0	0.4
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, Tax	[1]	0.0	0.0	0.4
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, Net of Tax		0.0	0.0	(0.4)
Balance at end of period		0.0	0.0	0.0
Pension and OPEB Plans
Balance at beginning of period		(125.0)	(166.4)	(188.9)
Other Comprehensive (Income) Loss, Defined Benefit Plan, after Reclassification Adjustment, after Tax [Abstract]
Prior service credit (cost) arising in period		4.7	(8.3)	(7.7)
Gains (losses) arising in period		94.2	11.6	(60.8)
Other Comprehensive (Income) Loss, Defined Benefit Plan, before Reclassification Adjustment and Tax		98.9	3.3	(68.5)
Income tax expense (benefit)	[1]	0.0	0.4	(26.0)
Gains (losses) arising in period, net of tax		98.9	2.9	(42.5)
Other Comprehensive Income (Loss), Reclassification Adjustment, Pension and Other Postretirement Benefit Plans, Included in Net Income, before Tax [Abstract]
Reclassification of prior service cost (credits) included in net income (loss)		(53.8)	(54.8)	(60.2)
Reclassification of actuarial (gains) losses included in net income (loss)		6.3	97.9	165.0
Other Comprehensive (Income) Loss, Defined Benefit Plan, Reclassification Adjustment from AOCI, before Tax		(47.5)	43.1	104.8
Income tax (expense) benefit	[1]	0.0	4.6	39.8
Amount of reclassification to net income (loss), net of tax		(47.5)	38.5	65.0
Total other comprehensive income (loss), net of tax		51.4	41.4	22.5
Balance at end of period		(73.6)	(125.0)	(166.4)
Cost of Products Sold [Member]
Other Comprehensive Income (Loss), Reclassification Adjustment on Derivatives Included in Net Income, before Tax [Abstract]
Reclassification of losses (gains) to net income (loss)	[2]	(6.1)	39.1	47.7
Pension and OPEB Expense (Income) [Member]
Other Comprehensive Income (Loss), Reclassification Adjustment, Pension and Other Postretirement Benefit Plans, Included in Net Income, before Tax [Abstract]
Reclassification of prior service cost (credits) included in net income (loss)	[3]	(53.8)	(54.8)	(60.2)
Reclassification of actuarial (gains) losses included in net income (loss)	[3]	$ 6.3	$ 97.9	$ 165.0

[1]	Included in income tax expense (benefit)
[2]	Included in cost of products sold
[3]	Included in pension and OPEB expense (income)